Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity	Common Stock HKD ($) shares	Common Stock USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Accumulated other comprehensive income/loss HKD ($)	Accumulated other comprehensive income/loss USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
Balance (in Dollars)	$ 77,500		$ 19,997				$ 3,719,145		$ 3,816,642
Balance (in Shares) | shares	13,000,000	13,000,000
Balance at Mar. 31, 2023	$ 77,500		19,997				3,719,145		3,816,642
Balance (in Shares) at Mar. 31, 2023 | shares	13,000,000	13,000,000
Net income (loss)							1,899,660		1,899,660
Dividend							(3,000,000)		(3,000,000)
Translation reserve					4,293				4,293
Balance at Mar. 31, 2024	$ 77,500		19,997		4,293		2,618,805		2,720,595
Balance (in Shares) at Mar. 31, 2024 | shares	13,000,000	13,000,000
Balance (in Dollars)	$ 77,500		19,997		4,293		2,618,805		2,720,595
Balance (in Shares) | shares	13,000,000	13,000,000
Net income (loss)							805,491		805,491
Balance at Sep. 30, 2024	$ 77,500		19,997		4,293		3,424,296		3,526,086
Balance (in Shares) at Sep. 30, 2024 | shares	13,000,000	13,000,000
Balance at Mar. 31, 2024	$ 77,500		19,997		4,293		2,618,805		2,720,595
Balance (in Shares) at Mar. 31, 2024 | shares	13,000,000	13,000,000
Proceeds from the IPO			71,462,841						71,462,841
Proceeds from the IPO (in Shares) | shares	2,300,000	2,300,000
Deferred IPO cost			(17,649,069)						(17,649,069)
Accumulated other comprehensive income/loss					(16,276)				(16,276)
Net income (loss)							(26,836,426)		(26,836,426)	$ (3,449,458)
Translation reserve									(16,276)	(2,092)
Balance at Mar. 31, 2025	$ 77,500	$ 9,962	53,833,769	$ 6,919,597	(11,983)	$ (1,540)	(24,217,621)	$ (3,112,845)	29,681,665	3,815,174
Balance (in Shares) at Mar. 31, 2025 | shares	15,300,000	15,300,000
Balance (in Dollars)	$ 77,500		19,997		4,293		3,424,296		3,526,086
Balance (in Shares) | shares	13,000,000	13,000,000
Balance (in Dollars)	$ 77,500	$ 9,962	53,833,769	6,919,597	(11,983)	(1,540)	(24,217,621)	(3,112,845)	29,681,665	3,815,174
Balance (in Shares) | shares	15,300,000	15,300,000
Net income (loss)							(11,357,206)		(11,357,206)	(1,459,628)
Balance at Sep. 30, 2025	$ 77,500	$ 9,960	53,833,769	6,918,707	(11,983)	(1,540)	(35,574,827)	(4,572,071)	18,324,459	2,355,056
Balance (in Shares) at Sep. 30, 2025 | shares	15,300,000	15,300,000
Balance (in Dollars)	$ 77,500	$ 9,960	$ 53,833,769	$ 6,918,707	$ (11,983)	$ (1,540)	$ (35,574,827)	$ (4,572,071)	$ 18,324,459	$ 2,355,056
Balance (in Shares) | shares	15,300,000	15,300,000